Summary of Significant Accounting Policies: - Shipping handling and research and development costs (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Mar. 31, 2021
Share price				$ 10.00
Hman Group holdings Inc and subsidiaries
Shipping and handling costs	$ 50,891	$ 47,713	$ 42,458
Research and development costs	$ 2,876	$ 2,075	$ 2,181
Share price	$ 1,647.13	$ 1,315.00	$ 1,168.00